Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Brooksville joint venture owned	50.00%	50.00%	50.00%
Depreciation and depletion	$ 6,195	$ 5,528	$ 5,056
Buildings and improvements
Estimated useful lives	3-39